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                    TCW\DW STRATEGIC INCOME TRUST
                       Two World Trade Center
                      New York, New York 10048
                          (212) 392-1600


                                        April 8, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     TCW\DW Strategic Income Trust
        File #333-07613
        Rule 497(j) Filing


Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 31, 1997.


                                  Very truly yours,

                                  /s/ Carsten Otto
                                  -------------------
                                  Carsten Otto
                                  Assistant Secretary



cc:     Randolph Koch
        Barry Fink